Note 10 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement at Reporting Date
	Total, December 31, 2018	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contract, current portion	$41,435	-	$41,435	-

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2018	June 30, 2019
Interest rate swap contract	Current liabilities - Derivative	41,435	-
Total derivative liabilities		41,435	-

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Six Months Ended June 30, 2018	Six Months Ended June 30, 2019
Interest rate – Unrealized gain	(Gain) / loss on derivative, net	142,216	41,435
Interest rate swap contract - Realized loss	(Gain) / loss on derivative, net	(137,062)	(44,320)
Total gain / (loss) on derivative		5,154	(2,885)